Personnel Figures - Summary of Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	848	883
Average number of employees	867	937
Managers And Main Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	24	25
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	795	824
Workers And Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	29	34
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	823	857
Average number of employees	842	910
Chile [Member] | Managers And Main Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	24	25
Chile [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	772	798
Chile [Member] | Workers And Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	27	34
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	25	26
Average number of employees	25	27
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	23	26
Argentina [Member] | Workers And Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2